Shareholder Report, Average Annual Return (Details) 198181_Volatility Premium Plus ETF_TF_TSR Annual {TF}	12 Months Ended	34 Months Ended
	Feb. 28, 2026	Feb. 28, 2026
Volatility Premium Plus ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Volatility Premium Plus ETF (Consolidated) NAV
Average Annual Return, Percent	(9.55%)	13.35%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	16.99%	20.92%